SHARE-BASED PAYMENTS - Schedule of share based arrangement expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Expenses recognized from share-based payment transactions
Restricted and performance share units	$ 18.2	$ 7.8	$ 27.5	$ 11.6
Equity-settled share options	0.0	2.6	2.4	5.3
Cash-settled awards	0.0	0.0	1.0	0.0
Total	$ 18.2	$ 10.4	$ 30.9	$ 16.9